VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 99.8%
Australia : 10.5%
BHP Group Ltd. (ADR) † 75,292 $ 4,343,595
Evolution Mining Ltd. 87,741 205,299
Fortescue Ltd. 60,003 1,005,308
Glencore Plc (GBP) 331,677 1,821,683
Northern Star Resources Ltd. 41,008 387,379
Rio Tinto Ltd. † 11,207 890,470
Rio Tinto Plc (ADR) 36,858 2,349,329
South32 Ltd. † 178,617 348,942
Woodside Energy Group Ltd.
(ADR) † 19,640 392,211
11,744,216
Brazil : 4.0%
Centrais Eletricas Brasileiras
SA (ADR) † 37,435 312,582
Klabin SA 52,251 263,680
Petroleo Brasileiro SA (ADR) 25,120 374,288
Suzano SA (ADR) † 42,344 541,156
Vale SA (ADR) 139,239 1,697,324
Wheaton Precious Metals
Corp. (USD) 15,062 709,872
Yara International ASA (NOK) 18,679 592,725
4,491,627
Canada : 9.5%
Agnico Eagle Mines Ltd.
(USD) 19,366 1,155,182
Alamos Gold, Inc. 18,916 279,145
Barrick Gold Corp. (USD) 67,424 1,121,935
Cameco Corp. (USD) † 17,581 761,609
Canadian Natural Resources
Ltd. (USD) 9,710 741,067
Cenovus Energy, Inc. 13,297 266,087
Enbridge, Inc. (USD) † 22,829 825,953
Franco-Nevada Corp. 6,411 764,630
Kinross Gold Corp. (USD) 57,678 353,566
Northland Power, Inc. † 17,655 288,716
Nutrien Ltd. (USD) 43,923 2,385,458
Pan American Silver Corp.
(USD) 18,107 273,054
Pembina Pipeline Corp. † 6,509 229,962
Suncor Energy, Inc. (USD) 14,516 535,786
TC Energy Corp. (USD) † 8,432 338,966
West Fraser Timber Co.
Ltd. † 3,785 327,134
10,648,250
China : 1.0%
Wilmar International Ltd.
(SGD) 308,664 784,422
Xinyi Solar Holdings Ltd.
(HKD) 424,000 329,252
1,113,674
Denmark : 1.7%
Orsted AS 144A * 10,422 582,989
Vestas Wind Systems A/S * 46,889 1,309,295
1,892,284
Finland : 1.1%
Stora Enso Oyj † 30,330 422,220
Number
of Shares Value
Finland (continued)
UPM-Kymmene Oyj 26,070 $ 869,491
1,291,711
France : 1.4%
TotalEnergies SE (ADR) † 23,038 1,585,705
Underline
Germany : 2.3%
Bayer AG 85,739 2,628,518
Underline
India : 1.1%
Reliance Industries Ltd.
(USD) 144A (GDR) 16,544 1,181,242
Underline
Israel : 0.0%
Enlight Renewable Energy
Ltd. * 1 13
Underline
Italy : 0.4%
Eni SpA (ADR) † 14,578 462,414
Underline
Japan : 2.4%
JFE Holdings, Inc. 26,564 440,363
Kubota Corp. 77,900 1,222,513
Nippon Steel Corp. † 30,100 724,508
Oji Holdings Corp. † 69,476 288,490
2,675,874
Liechtenstein : 0.4%
Antofagasta Plc (GBP) 18,576 477,559
Underline
Luxembourg : 0.5%
ArcelorMittal SA (USD) † 21,265 586,489
Underline
Mexico : 0.7%
Grupo Mexico SAB de CV 135,564 807,308
Underline
New Zealand : 0.3%
Meridian Energy Ltd. 85,916 303,764
Underline
Norway : 1.0%
Equinor ASA (ADR) 12,345 333,685
Mowi ASA 43,844 805,944
1,139,629
Peru : 0.2%
Cia de Minas Buenaventura
SAA (ADR) 11,840 188,019
Underline
Portugal : 0.2%
EDP Renovaveis SA * 20,341 275,755
Underline
Russia : 0.0%
Evraz Plc (GBP) *∞ 10,824 0
Gazprom PJSC *∞ 125,520 0
LUKOIL PJSC ∞ 3,739 0
MMC Norilsk Nickel PJSC ∞ 1,284 0
MMC Norilsk Nickel PJSC
(ADR) *∞ 17 0
Novatek PJSC ∞ 19,580 0
Novolipetsk Steel PJSC * 26,910 0
PhosAgro PJSC ∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Ros Agro Plc (USD) (GDR) *∞ 4,076 0

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Russia (continued)
Rosneft Oil Co. PJSC ∞ 13,000 $ 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0
Surgutneftegas PJSC ∞ 371,430 0
Tatneft PJSC (ADR) *∞ 2,680 0
0
South Africa : 2.3%
Anglo American Platinum
Ltd. † 4,487 182,067
Anglo American Plc (GBP) 44,276 1,092,036
Anglogold Ashanti Plc (USD) 15,507 344,255
Gold Fields Ltd. (ADR) 34,030 540,737
Impala Platinum Holdings
Ltd. 52,534 217,072
Sibanye Stillwater Ltd.
(ADR) † 40,228 189,474
2,565,641
South Korea : 0.9%
POSCO Holdings, Inc. (ADR) † 12,841 1,006,991
Underline
Spain : 3.1%
Iberdrola SA 257,667 3,203,727
Repsol SA 14,842 247,995
3,451,722
Sweden : 0.7%
Boliden AB 13,316 370,147
Svenska Cellulosa AB SCA † 28,246 434,717
804,864
Taiwan : 0.4%
China Steel Corp. 596,672 443,711
Underline
United Kingdom : 6.9%
BP Plc (ADR) 27,625 1,040,910
CNH Industrial NV (USD) 88,161 1,142,567
Shell Plc (ADR) 82,738 5,546,755
7,730,232
United States : 46.8%
AGCO Corp. 5,988 736,644
Archer-Daniels-Midland Co. 33,567 2,108,343
Bunge Global SA 10,404 1,066,618
CF Industries Holdings, Inc. 13,601 1,131,739
Cheniere Energy, Inc. 2,326 375,137
Chevron Corp. 35,616 5,618,068
ConocoPhillips 10,967 1,395,880
Corteva, Inc. 47,041 2,712,854
Darling Ingredients, Inc. * 15,203 707,092
Deere & Co. 14,410 5,918,763
Devon Energy Corp. 6,095 305,847
Diamondback Energy, Inc. 1,532 303,596
EOG Resources, Inc. 4,912 627,950
Exxon Mobil Corp. 49,279 5,728,191
First Solar, Inc. * 4,029 680,095
FMC Corp. 10,887 693,502
Freeport-McMoRan, Inc. 44,641 2,099,020
Halliburton Co. 6,783 267,386
Hess Corp. 2,279 347,867
Ingredion, Inc. 6,129 716,174
Kinder Morgan, Inc. 18,621 341,509
Louisiana-Pacific Corp. 3,634 304,929
Number
of Shares Value
United States (continued)
Marathon Petroleum Corp. 3,192 $ 643,188
Mosaic Co. 24,467 794,199
Newmont Corp. 39,263 1,407,186
NextEra Energy, Inc. 72,067 4,605,802
Nucor Corp. 6,947 1,374,811
Occidental Petroleum Corp. 5,912 384,221
ONEOK, Inc. 5,215 418,087
Phillips 66 3,829 625,429
Pioneer Natural Resources
Co. 2,158 566,475
Reliance, Inc. 1,971 658,669
Royal Gold, Inc. 2,101 255,923
Schlumberger NV 12,248 671,313
SolarEdge Technologies,
Inc. * † 3,648 258,935
Steel Dynamics, Inc. 5,532 820,008
The Williams Companies, Inc. 10,897 424,656
Toro Co. † 8,279 758,605
Tyson Foods, Inc. 23,176 1,361,126
UFP Industries, Inc. 3,085 379,486
United States Steel Corp. 8,751 356,866
Valero Energy Corp. 2,958 504,901
Weyerhaeuser Co. 26,684 958,222
52,415,312
Total Common Stocks
(Cost: $109,066,529) 111,912,524
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
6.0%
Money Market Fund: 6.0%
(Cost: $6,698,488)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 6,698,488 6,698,488
Total Investments: 105.8%
(Cost: $115,765,017) 118,611,012
Liabilities in excess of other assets: (5.8)% (6,529,290)
NET ASSETS: 100.0% $ 112,081,722

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $12,183,546.
* Non-income producing
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $1,764,231, or 1.6% of net assets.